Annual Fund Operating Expenses - Class A - Thrivent Money Market Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.35%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waivers and/or Expense Reimbursements	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.46%